Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and by SEC disclosure rules, we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. The following table sets forth information with respect to the alignment between the Company’s executive compensation and its financial performance.

Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average SCT Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Operating Cash Flow (4)
					Company TSR	Peer Group TSR (3)
2023	$1,196,745	($11,353,672)	$2,092,595	($1,484,650)	$54	$88	$49,888,000	$225,033,000
2022	$671,278	($8,029,810)	$1,609,024	($582,839)	$69	$63	($115,436,000)	$168,310,000
2021	$40,341,012	$59,745,791	$24,580,335	$30,194,630	$78	$97	($115,171,000)	$69,707,000

(1)
The PEO was Caryn Seidman Becker for all years in the table. The other NEOs were Kenneth Cornick (all years), Richard N. Patterson, Jr. (2022 and 2023), Matthew Levine (2022 and 2023), Kasra Moshkani (2022 and 2023), Sam Hall (2021 and 2022) and Jonathan Feldman (2023). Information prior to 2021 is not included because we were not a public reporting company until June 2021.

(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary
Compensation
Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	1,196,745	2,092,595	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(3,125,000)	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	216,912	—	800,512	39,030,594	21,960,130

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(12,550,417)	(2,182,965)	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(169,336)	—	(367,403)	20,171,198	7,732,659
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(191,856)	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	($11,353,672)	($1,484,650)	($8,029,810)	($582,839)	$59,745,791	$30,194,630

*	Amounts presented are averages for the entire group of other NEOs.

(3)	The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation S-K Item 201(e) in the 2023 Form 10-K.

(4)	Operating Cash Flow means the net cash provided by (used in) operating activities, as set forth in our financial statements.

Company Selected Measure Name	Operating Cash Flow
Named Executive Officers, Footnote	The other NEOs were Kenneth Cornick (all years), Richard N. Patterson, Jr. (2022 and 2023), Matthew Levine (2022 and 2023), Kasra Moshkani (2022 and 2023), Sam Hall (2021 and 2022) and Jonathan Feldman (2023). Information prior to 2021 is not included because we were not a public reporting company until June 2021.
Peer Group Issuers, Footnote	The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation S-K Item 201(e) in the 2023 Form 10-K.
PEO Total Compensation Amount	$ 1,196,745	$ 671,278	$ 40,341,012
PEO Actually Paid Compensation Amount	$ (11,353,672)	(8,029,810)	59,745,791
Adjustment To PEO Compensation, Footnote
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary
Compensation
Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	1,196,745	2,092,595	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(3,125,000)	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	216,912	—	800,512	39,030,594	21,960,130

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(12,550,417)	(2,182,965)	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(169,336)	—	(367,403)	20,171,198	7,732,659
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(191,856)	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	($11,353,672)	($1,484,650)	($8,029,810)	($582,839)	$59,745,791	$30,194,630

*	Amounts presented are averages for the entire group of other NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 2,092,595	1,609,024	24,580,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,484,650)	(582,839)	30,194,630
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary
Compensation
Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	1,196,745	2,092,595	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(3,125,000)	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	216,912	—	800,512	39,030,594	21,960,130

Adjustments	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(12,550,417)	(2,182,965)	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(169,336)	—	(367,403)	20,171,198	7,732,659
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(191,856)	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	($11,353,672)	($1,484,650)	($8,029,810)	($582,839)	$59,745,791	$30,194,630

*	Amounts presented are averages for the entire group of other NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
For the fiscal year 2023, the most important performance measures the Company used to link compensation actually paid to its NEOs and company performance were:

Total Stockholder Return	Operating Cash Flow	Total Bookings

Total Shareholder Return Amount	$ 54	69	78
Peer Group Total Shareholder Return Amount	88	63	97
Net Income (Loss)	$ 49,888,000	$ (115,436,000)	$ (115,171,000)
Company Selected Measure Amount	225,033,000	168,310,000	69,707,000
PEO Name	Caryn Seidman Becker
Measure:: 1
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Bookings
PEO | Deduction for Amounts Reported under the Stock Awards Columns in the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (39,797,012)
PEO | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,030,594
PEO | Year over year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,550,417)	$ (8,701,088)
PEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,171,198
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Columns in the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,125,000)	(855,836)	(24,078,494)
Non-PEO NEO | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,912	800,512	21,960,130
Non-PEO NEO | Year over year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,182,965)	(1,769,137)
Non-PEO NEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,336)	$ (367,403)	$ 7,732,659
Non-PEO NEO | Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (191,856)